Schedule of Holdings in Variable Interest Entities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Schedule Of Holdings In Variable Interest Entities Details
Gross Assets	$ 264,246	[1]
Debt	280,503	[2]
Carrying Value of Newcastle's Investment	$ 5,998	[3]

[1]	(A) Face amount.
[2]	(B) Includes $42.7 million face amount of debt owned by Newcastle with a carrying value of $6.0 million at December 31, 2012.
[3]	(C) This amount represents Newcastle's maximum exposure to loss from this entity, which was its fair value at December 31, 2012, related to $18.8 million face amount of CDO V Class I, III and IV-FL notes.